UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Dolphin Financial Partners, L.L.C.
Address: 96 Cummings Point Road

         Stamford, CT  60906

13F File Number:  28-11307

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Donald T. Netter
Title:     Sole Member
Phone:     203-358-8000

Signature, Place, and Date of Signing:

     Donald T. Netter     Stamford, CT     August 14, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     13

Form13F Information Table Value Total:     $34,471 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name


1    28-11256                      Donald T. Netter

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ANGELICA CORP                  COM              34663104      3230   184166 SH       DEFINED                  3230        0        0
APRIA HEALTHCARE GROUP         COM              37933108      4152   219700 SH       DEFINED                  4152        0        0
CHAMPPS ENTERTAINMENT INC      COM              158787101      373    56841 SH       DEFINED                   373        0        0
EMERSON RADIO CORP             COM NEW          291087203      163    50220 SH       DEFINED                   163        0        0
I-MANY INCORPORATED            COM              44973Q103     2172   904960 SH       DEFINED                  2172        0        0
INFOUSA INC                    COM              456818301     9592   930372 SH       DEFINED                  9592        0        0
JOHNSON OUTDOORS INC           CL A             479167108     3010   173967 SH       DEFINED                  3010        0        0
KATY INDS INC                  COM              486026107      335   143200 SH       DEFINED                   335        0        0
MASSEY ENERGY CO               COM              576206106     3284    91220 SH       DEFINED                  3284        0        0
MTR GAMING GROUP INC           COM              553769100      943   100514 SH       DEFINED                   943        0        0
PMA CAPITAL CORP               CL A             693419202     1355   131527 SH       DEFINED                  1355        0        0
SUN TIMES MEDIA GROUP INC      CL A             86688Q100     3051   380000 SH       DEFINED                  3051        0        0
TIME WARNER INC                COM              887317105     2811   162500 SH       DEFINED                  2811        0        0